Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Operating leases expense	$ 3,850	$ 3,553	$ 3,631
Purchased water under long-term agreements	11,796	14,507	13,621
Water treatment expense under contractual agreement	$ 897	$ 865	$ 777